Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Components of the Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Income tax expense comprised of the following:
Current income tax
Current year	70,500	36,098	-	-
(Over) under provision current taxation in respect of prior year	(46,935)	(24,719)	112,225	87,042
	23,565	11,379	112,225	87,042
Deferred income tax
Current year			115,303	89,429
Under provision of deferred tax in respect of prior year	123,389	106,620	101,275	78,549
	146,954	117,999	328,803	255,020

Schedule of Effective Tax Rate

A reconciliation between the statutory tax rate to the effective tax rate are as follows:

	Year ended March 31
	2024	2025	2026	2026
	S$	S$	S$	US$

Income (loss) before tax	1,926,102	1,134,379	(596,863)	(462,926)

Tax calculated at tax rate @17% (2025 and 2024: 17%)	327,437	192,844	(101,467)	(78,698)
Effects of:
- Tax effect on expense not deductible for tax purposes	24,666	31,396	686,515	532,461
- Income not subject to tax	(102,789)	(28,000)	(448,078)	(347,529)
- Singapore statutory stepped income exemption	(17,425)	(17,425)	(11,857)	(9,196)
-Tax rebate	(38,000)	(36,097)	(5,503)	(4,268)
- Under provision of deferred tax in respect of prior year	-	-	101,275	78,549
- Utilization of capital allowance	-	-	(4,307)	(3,341)
- (Over) under provision of current taxation in respect of prior year	(46,935)	(24,719)	112,225	87,042
Tax charge	146,954	117,999	328,803	255,020
Effective tax rate	7.6%	10.4%	(55.1)%	(55.1)%

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Property and equipment	419,360	(133,232)	(103,335)
Fair value gain on other investment	102,069	143,862	111,579
Allowance for credit losses	831,665	94,739	73,480
Allowance for inventory obsolescence	109,374	83,113	64,462
Deferred tax assets	1,462,468	188,482	146,186
At Singapore tax rate of 17%	248,620	32,042	24,852